Exhibit 99.4

Report of Independent Accountants on Applying
Agreed-Upon Procedures

Tricon American Homes LLC
1508 Brookhollow Drive
Santa Ana, CA  92705

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Tricon American Homes LLC (the “Company” or the “Responsible Party”), Deutsche Bank Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Morgan Stanley & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the TAH 2018-SFR1 securitization (the “Transaction”).  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 663 Properties, which were selected using a simple random sample from the pool of assets identified by the Company as being Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets identified by the Company as being Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 600 13th Street NW, Suite 1000, Washington DC 20005-3005
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

With respect to any terms or requirements of the securitization offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the securitization offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Property Cut-Off Date” refers to January 31, 2018.

•	The phrase “StructuredFN” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “Lease Review Date” refers to February 28, 2018.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Acquisition Date	Lease Start Date
Acquisition Type	Lease End Date
Purchase Price	Actual Rent

•	The phrase “Sample Purchase Attributes” collectively refers to the Acquisition Date, Acquisition Type, and Purchase Price Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Lease End Date, and Actual Rent Sample Attributes.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “TAH 2018-1 Data Tape for PWC 2.27.2018.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Initial Data Tape”);

•
An electronic file labeled “MTM.zip” containing screenshots from the Company’s property management system evidencing the transaction history of the tenant for each Property in the Month to Month Sample (as defined below) for the months of January 2018 and February 2018 (the “MTM Support File”);

•	An electronic data file labeled “TAH 2018-1 PPA Breakdown.xlsx” containing purchase price information for the Properties (the “Purchase Price File”);

•	An electronic data file labeled “TAH 2018-1 Data Tape Cutoff 1.31.2018 Final Tape.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Final Data Tape”);

•	Certain lease and purchase documentation relating to the Properties that was made available on StructuredFN or via email, as applicable (the “Source Documents”); and

•
Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	“TAH 2018-1 BPO Values v2.xlsx” (the “BPO Results File”);
o	“TAH 2018-1 HOA Data v3.xlsx” (the “HOA Support File”);
o	“TAH 2018-1 MSA.xlsx” (the “MSA Mapping File”);
o	“TAH 2018-1 Insurance Schedule.xlsx” (the “Insurance Support File”);
o	“TAH 2018-1 Delinquency Report.xlsx” (the “Delinquency File”);
o	“Ryan Tax TAH 2018-1 Property Tax Budget as of 2018-02-02 v2.xls” (the “Tax Support File”);
o	“TAH 2018-1 Underwriting Assumptions.xlsx” (the “Underwriting Assumptions”); and
o	“TAH 2018-1 Securitization Report v2.xlsx” (the “Validation Report”).

Procedures Performed

1.
Using the Initial Data Tape, we randomly selected 663 Properties (the “Sample Properties”) from the 2,545 Properties represented on the Initial Data Tape for review.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Sample Properties to the Source Documents and noted the following differences (the “Purchase and Lease Discrepancies”):

#	Sample Attribute	Initial Data Tape Value	Source Document Value
141	Acquisition Date	July 09, 2013	May 24, 2013
148	Acquisition Date	July 26, 2012	October 11, 2012
213	Acquisition Date	December 20, 2013	October 25, 2013
230	Acquisition Date	November 01, 2013	December 11, 2013
379	Acquisition Date	June 25, 2012	October 01, 2012
457	Acquisition Date	December 28, 2012	January 27, 2014
517	Acquisition Date	October 02, 2013	December 04, 2013
529	Acquisition Date	May 01, 2013	June 07, 2013
531	Acquisition Date	September 30, 2013	February 06, 2014
636	Acquisition Date	May 01, 2013	June 11, 2013
647	Acquisition Date	December 30, 2013	September 24, 2013
43	Acquisition Type	Non-Trustee	Portfolio
65	Acquisition Type	Non-Trustee	Trustee
100	Acquisition Type	Portfolio	Non-Trustee
173	Acquisition Type	Non-Trustee	Portfolio
262	Acquisition Type	Non-Trustee	Portfolio
305	Acquisition Type	Portfolio	Non-Trustee
330	Acquisition Type	Non-Trustee	Portfolio
373	Acquisition Type	Portfolio	Non-Trustee
411	Acquisition Type	Portfolio	Non-Trustee
466	Acquisition Type	Non-Trustee	Portfolio
628	Acquisition Type	Non-Trustee	Portfolio
639	Acquisition Type	Trustee Sale	Non-Trustee
640	Acquisition Type	Non-Trustee	Trustee
642	Acquisition Type	Non-Trustee	Portfolio
558	Actual Rent	$1,285.00	$1,235.00
657	Actual Rent	$1,069.00	$1,100.00
76	Lease End Date	June 27, 2015	June 30, 2017
482	Lease End Date	July 31, 2017	July 31, 2018
602	Lease End Date	September 30, 2010	December 31, 2017
609	Lease End Date	April 30, 2018	May 31, 2018
657	Lease End Date	May 31, 2015	January 31, 2018
76	Lease Start Date	June 28, 2014	July 01, 2016
371	Lease Start Date	December 01, 2017	November 17, 2016
482	Lease Start Date	August 01, 2016	August 01, 2017
602	Lease Start Date	October 01, 2009	January 01, 2017
657	Lease Start Date	June 01, 2014	February 01, 2017
214	Purchase Price	$116,472.19	$115,000.00

2.
On the Initial Data Tape, we identified 205 Properties where the Month to Month? data attribute was equal to “Yes” (indicating a month to month lease). Of these 205 Properties, 52 of the Properties (the “Month to Month Sample Properties”) were part of the Sample Properties included in the Initial Data Tape provided by the Company.  Using the MTM Support File provided by the Company, the Initial Data Tape, and the methodology provided by the Company, we noted without exception that the Month to Month Sample Properties:

a)	Had a Current Lease Status of “Leased” within the Initial Data Tape;

b)	Had a Lease End Date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid rent for the month of January 2018, or if this rent was unpaid, the delinquent balance was shown in the Delinquency File.

3.	For each of the 656 Sample Properties included in the remaining 2,509 Properties in the Final Data Tape provided by the Company, we performed the following procedures:

a)
For each Sample Attribute relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in the table in procedure 1 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences.

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

4.
Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2.  The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We compared and agreed the information and noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the Final Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; or

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

/s/PricewaterhouseCoopers LLP

March 27, 2018

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month to Month? data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the Month to Month? data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Leased”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease End Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease End Date procedure, for Properties where the Month to Month? data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the Month to Month? data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Leased”, we compared the Lease End Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Actual Rent

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month to Month? data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the Month to Month? data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Occupied,” we compared the Actual Rent Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

For the purposes of the Acquisition Type procedure, for Properties where the SBY? data attribute equals “Yes”, we compared the Acquisition Type data attribute to “Bulk”.

For Properties where the SBY? data attribute equals “No”, we performed the following procedures:

1)	If multiple properties are listed in the purchase agreement or bid receipt, as applicable, compare the Acquisition Type data attribute to “Bulk”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compare the Acquisition Type data attribute to “Trustee”.

3)
If a purchase agreement or online marketplace receipt is available for the applicable property and only one property is listed in that purchase agreement, compare the Acquisition Type data attribute to “Non-Trustee”.

Sample Attribute: Acquisition Date

Tolerance Level: +/- 1 month

Comparison Instructions:

For the purposes of the Acquisition Date procedure, for Properties where the SBY? data attribute equals “Yes”, we compared the Acquisition Date data attribute to “May 9, 2017”.

For Properties where the SBY? data attribute equals “No”, we performed the following procedures:

1)
If a settlement statement is available, compare the Acquisition Date data attribute to information available in the settlement statement.  If the Acquisition Date data attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)
If a recorded deed is available, compare the Acquisition Date data attribute to information available in the recorded deed.  If the Acquisition Date data attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)
If a bid receipt is available, compare the Acquisition Date data attribute to information available in the bid receipt.  If the Acquisition Date data attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Date data attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

For the purposes of the Purchase Price procedure, for Properties where the SBY? data attribute equals “Yes”, we compared the Purchase Price data attribute to sum of the “Purchase Price Building (rental)”, “Purchase Price Land (Rental)”, “Purchase Price Land Improvement (Rental)”, “Disposal - Purchase Price” and “Purchase Price (historical)” data fields in the Purchase Price File.

For Properties where the SBY? data attribute equals “No”, we performed the following procedures:

1)	If a settlement statement is available, compare the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compare the Purchase Price data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compare the Purchase Price data attribute to information available in the purchase agreement.

4)
If multiple properties are listed on either, a) the settlement statement, b) the bid receipt, or c) the purchase agreement, and the relevant purchase price information is not disaggregated at the property level, then compare the Purchase Price data attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2

Field Name	Procedure	Calculation	Source File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
ZIP	Final Data Tape to Supplemental Data File electronic comparison		BPO Results File
MSA	Recalculate and compare	Recalculation: Match County to MSA using MSA Mapping File	MSA Mapping File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Months Since Acquisition	Recalculate and compare	Recalculation: (Property Cut-Off Date - Acquisition Date) / 30	Final Data Tape (Acquisition Date)
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
HOA?	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File Final Data Tape (HOA)
As explained by the Company, a Property was considered to be located in a HOA if the HOA Support File indicated the HOA was voluntary, involuntary, apparent, or dissolved/inactive, or if the HOA Support File showed a HOA Annual Amount greater than $0.

Closing Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
Other Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
Total Cost Basis (Pre-Rehab)	Recalculate and compare	Recalculation: Purchase Price + Closing Costs + Other Costs	Final Data Tape (Purchase Price, Closing Costs, and Other Costs)

Field Name	Procedure	Calculation	Source File(s)	Comments
Actual Rehab Cost	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
All in Cost (Purchase Price)	Recalculate and compare	Recalculation: Total Cost Basis (Pre-Rehab) + Actual Rehab Cost	Final Data Tape (Total Cost Basis (Pre-Rehab) and Actual Rehab Cost)
BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Lease Term	Recalculate and compare	Recalculation: (Lease End Date - Lease Start Date) / 30	Final Data Tape (Lease End Date and Lease Start Date)
Section 8?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Total Rent	Recalculate and compare	Recalculation: Actual Rent + Other Income	Final Data Tape (Actual Rent and Other Income)
Delinquent?	Recalculate and compare	Recalculation: Delinquent if a) Property shows a Lease Status of “Leased”, and b) the amount of any delinquent balances outstanding for more than 30 days less any prepayments is greater than $499.99.	Delinquency File Final Data Tape (Lease Status)	Value of “Current” calculated for vacant properties.
GPR Annual	Recalculate and compare	Recalculation: For vacant properties, Underwritten Rent * 12 For occupied properties, Actual Rent * 12	Final Data Tape (Underwritten Rent and Actual Rent)
Other Income Annual	Recalculate and compare	Assumption: $300 per Property
Total Gross Revenue	Recalculate and compare	Recalculation: GPR Annual + Other Income Annual	Final Data Tape (GPR Annual and Other Annual Income)
Effective Rent	Recalculate and compare	Recalculation: Total Gross Revenue * (1- Market Vacancy)	Final Data Tape (Total Gross Revenue and Market Vacancy)
Property Management Expense	Recalculate and compare	Recalculation: Effective Rent * 7%	Final Data Tape (Effective Rent)
Property Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Tax Support File
HOA	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File

Field Name	Procedure	Calculation	Source File(s)	Comments
Insurance	Recalculate and compare
Recalculation: if Property not found in the Insurance Support File, then the average insurance per square foot for the Market (as shown in the Insurance Support File) multiplied by Square Feet for the Property, otherwise insurance amount as shown in the Insurance Support File for the Property used.
Insurance Support File Final Data Tape (Market, Square Feet)
Maintenance	Recalculate and compare	Recalculation: Annual Maintenance from the Underwriting Assumptions File	Underwriting Assumptions File
Lease -Up / Marketing	Recalculate and compare	Recalculation: Total Gross Revenue * 2.70%	Final Data Tape (Total Gross Revenue)
Turnover	Recalculate and compare	Recalculation: Annual Turnover per Home from the Underwriting Assumptions File	Underwriting Assumptions File
Other Expense	Recalculate and compare	Recalculation: Effective Rent * 1.00%	Final Data Tape (Effective Rent)
Net Operating Income	Recalculate and compare	Recalculation: Effective Rent – Property Management Expense - Property Taxes – HOA – Insurance - Maintenance - Lease -Up / Marketing – Turnover – Other Expense	Final Data Tape (Effective Rent, Property Management Expense, Property Taxes, HOA, Insurance,- Maintenance, Lease -Up / Marketing, Turnover, and Other Expense)
Capex Reserve	Recalculate and compare	Recalculation: Cap Ex Reserve from the Underwriting Assumptions File	Underwriting Assumptions File
Underwritten Net Cash Flow	Recalculate and compare	Recalculation: Net Operating Income - Capex Reserve	Final Data Tape (Net Operating Income and Capex Reserve)